SEGMENT INFORMATION	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
SEGMENT INFORMATION
SEGMENT INFORMATION

NOTE 18 — SEGMENT INFORMATION

Based on management’s assessment, YS Group has one operating segment, which is the development, production, marketing and sale of biopharmaceutical products. No operating segments were aggregated to form the reportable operating segment.

YS Group’s non-current assets are located in the PRC and other countries, such as Singapore and United States. The location of these non-current assets can be aggregated to form the reportable geographical segment.

	March 31, 2022	September 30, 2022	September 30, 2022
	(RMB)	(RMB)	($)
		(Unaudited)	(Unaudited)
PRC	604,094,049	613,613,563	$86,426,880
Other countries/regions	26,777,039	25,068,223	$3,530,835

The non-current asset information above is based on the location of the assets and excludes financial instruments and deferred tax assets.

NOTE 19 — SEGMENT INFORMATION

Based on management’s assessment, YS Group has one operating segment, which is the development, production, marketing and sale of biopharmaceutical products. No operating segments were aggregated to form the reportable operating segment.

YS Group’s non-current assets are located in the PRC and other countries, such as Singapore and United States. The location of these non-current assets can be aggregated to form the reportable geographical segment.

	As of March 31,
	2021	2022	2022
	(RMB)	(RMB)	(US$)
PRC	288,637,839	604,094,049	$95,159,896
Other countries/regions	31,345,723	26,777,039	$4,218,052

The non-current asset information above is based on the location of the assets and excludes financial instruments and deferred tax assets.